Other Intangible Assets - Estimated Amortization Expense of Existing Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 72
2018	53
2019	36
2020	20
2021	9
Thereafter	5
Net Cost	$ 195	$ 166